Capital provision assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital provision assets.
At January 1	$ 2,564,742	$ 2,447,266
Additions	673,965	297,143
Realizations	(455,148)	(540,294)
Income on capital provision assets	131,819	343,393	$ 428,192
Foreign exchange gains/(losses)	(14,913)	17,234
At December 31	$ 2,900,465	$ 2,564,742	$ 2,447,266